Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory, Net [Abstract]
Schedule of Inventory	Inventories consist of the following:

	December 31,
(In thousands)	2012	2011
Finished goods	$74,246	$91,595
Growing crops	79,046	72,382
Raw materials, supplies and other	66,749	74,302
	$220,041	$238,279